EQUITY - Director/Trustee Deferred Share Unit Plan (Details)	Nov. 03, 2003
Director/Trustee Deferred Share Unit Plan
Executive Deferred Stapled Unit Plan
Maximum percent of deferral of each non-employee director's total annual remuneration	100.00%